Document and Entity Information Document	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	ITC HOLDINGS CORP.
Entity Central Index Key	0001317630
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Mar. 31, 2018
Amendment Flag	false